Shareholders' Equity - Schedule of Earnings Per Share (Details) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) R$ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 BRL (R$) R$ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 BRL (R$) R$ / shares shares	Dec. 31, 2022 $ / shares
Schedule of Earnings Per Share [Line Items]
Earnings per share operations attributable to shareholders of the parent company before deductions | R$	R$ 58,759		R$ 17,176		R$ 187,875
Number of ordinary shares (basic)	55,429,851		89,844,949		261,920,439
Basic earnings per share (in Reais) | (per share)	R$ 1.06006	$ 1.06006	R$ 0.19117	$ 0.19117	R$ 0.7173	$ 0.7173
Diluted earnings per share (in Reais) | (per share)	R$ 0.82054	$ 0.82054	R$ 0.16623	$ 0.16623	R$ 0.7173	$ 0.7173
Basic Earning Per Shares [Member]
Schedule of Earnings Per Share [Line Items]
Number of ordinary shares (basic)	55,429,851		89,844,949		261,920,439
Diluted earning per share [Member]
Schedule of Earnings Per Share [Line Items]
Number of ordinary shares (diluted)	71,609,841		103,328,274		261,920,439